UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-03493

American Federation of Labor and
Congress of Industrial Organizations
Housing Investment Trust*
(Exact name of registrant as specified in charter)

2401 Pennsylvania Avenue, Suite 200, N.W., Washington, D.C.  20037
(Address of principal executive offices)  (Zip code)

Kenneth G. Lore, Esq.
Bingham McCutchen LLP
2020 K Street, N.W., Washington, D.C.  20006
(Name and address of agent for service)

(202) 331-8055
(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: September 30, 2013

*This filing relates solely to Series A—AFL-CIO Housing Investment Trust

Item 1. Schedule of Investments

Schedule of Portfolio Investments

September 30, 2013 (Dollars in thousands; unaudited)

FHA Permanent Securities (3.3% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	7.75%	Jul-2021	$ 15	$ 15	$ 15

Multifamily1	3.75%	Aug-2048	4,175	4,170	3,884
	4.00%	Dec-2053	66,755	66,729	59,805
	5.35%	Mar-2047	7,602	7,613	8,059
	5.55%	Aug-2042	8,327	8,331	8,657
	5.60%	Jun-2038	2,604	2,610	2,629
	5.62%	Jun-2014	87	87	88
	5.65%	Oct-2038	2,015	2,057	2,015
	5.80%	Jan-2053	2,091	2,102	2,255
	5.87%	Jun-2044	1,848	1,846	2,009
	5.89%	Apr-2038	4,884	4,892	5,127
	6.02%	Jun-2035	5,304	5,287	5,454
	6.20%	Apr-2052	11,794	11,789	12,810
	6.40%	Aug-2046	3,916	3,918	4,301
	6.60%	Jan-2050	3,440	3,476	3,777
	6.75%	Apr-2040 - Jul-2040	5,060	5,042	5,186
	7.13%	Mar-2040	7,383	7,367	7,537
	7.20%	Dec-2033 - Oct-2039	9,143	9,152	9,281
	7.50%	Sep-2032	1,442	1,437	1,615
	7.93%	Apr-2042	2,761	2,761	3,103
	8.75%	Aug-2036	3,463	3,466	3,471
			154,094	154,132	151,063
Total FHA Permanent Securities			$ 154,109	$ 154,147	$ 151,078

Schedule of Portfolio Investments

September 30, 2013 (Dollars in thousands; unaudited)

Ginnie Mae Securities (23.0% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Single Family	4.00%	Feb-2040 - Jun-2040	$ 12,528	$ 12,715	$ 13,283
	4.50%	Aug-2040	7,510	7,713	8,090
	5.50%	Jan-2033 - Jun-2037	7,544	7,509	8,295
	6.00%	Jan-2032 - Aug-2037	4,954	4,950	5,508
	6.50%	Jul-2028	110	110	127
	7.00%	Nov-2016 - Jan-2030	1,990	2,004	2,317
	7.50%	Nov-2014 - Aug-2030	1,258	1,274	1,468
	8.00%	Jun-2023 - Nov-2030	906	924	1,094
	8.50%	Jun-2022 - Aug-2027	814	824	966
	9.00%	May-2016 - Jun-2025	264	268	311
	9.50%	Sep-2021 - Sep-2030	92	93	109
	10.00%	Jun-2019	-	-	1
			37,970	38,384	41,569
Multifamily1	2.11%	Apr-2033	12,856	12,960	12,920
	2.18%	May-2039	22,067	22,298	22,468
	2.31%	Nov-2051	7,076	7,080	6,307
	2.34%	Aug-2034	19,791	19,932	19,948
	2.41%	May-2030	5,923	5,977	5,960
	2.55%	Feb-2048	23,762	23,992	21,810
	2.70%	Jul-2048	13,049	13,360	12,114
	2.70%	Jan-2053	51,015	51,353	45,929
	2.72%	Feb-2044	3,962	4,110	4,004
	2.82%	Apr-2050	1,500	1,541	1,381
	2.87%	Feb-2036 - Dec-2043	25,000	25,423	24,628
	2.89%	Mar-2046	32,000	32,296	30,588
	3.05%	May-2044	45,500	45,914	45,109
	3.12%	Apr-2038	143	148	143
	3.17%	Oct-2043	34,672	35,160	36,036
	3.19%	Jan-2049	17,025	17,843	15,856
	3.26%	Feb-2038 - Nov-2043	25,000	25,225	24,194
	3.31%	Nov-2037	11,711	12,192	12,127
	3.34%	Jun-2052	44,381	41,281	43,272
	3.37%	Dec-2046	19,200	19,534	18,211
	3.40%	Jul-2046	7,760	8,077	7,386
	3.49%	Mar-2042	28,000	29,386	29,325
	3.49%	Feb-2044	4,000	4,259	3,966
	3.55%	May-2042	10,000	10,212	9,765
	3.63%	Sep-2041	10,000	10,811	10,505
	3.67%	Oct-2043	25,000	25,221	26,436
	3.81%	Nov-2053	55,528	55,695	55,333
	3.95%	Jul-2053	6,113	6,128	6,265
	3.99%	Sep-2043	20,000	20,957	21,119
	4.00%	Sep-2046	10,000	10,904	10,698
	4.00%	May-2049	31,500	34,269	33,666
	4.15%	Jun-2053	2,269	2,307	2,320
	4.22%	Nov-2035	3,822	3,910	3,882
	4.25%	Sep-2038	40,000	40,300	40,971
	4.42%	Feb-2031	34,573	34,780	35,591
	4.43%	Jun-2034	2,203	2,166	2,226
	4.50%	Aug-2049	2,298	2,308	2,323
	4.63%	Sep-20372	1,500	1,459	1,402
	4.73%	Nov-2045	1,268	1,290	1,285
	4.83%	May-20462	5,215	5,215	4,739
	4.86%	Jan-2053	42,138	42,462	45,324
	4.87%	Apr-2042	97,969	98,826	104,506
	4.90%	Mar-20442	1,000	990	950
	4.92%	May-2034	6,987	6,975	7,055
	4.93%	Sep-2034	3,344	3,436	3,390
	4.94%	Jun-20462	3,755	3,759	3,670
	4.99%	Mar-2030	5,790	6,202	5,916
	5.01%	Mar-2038	25,000	25,982	26,317
	5.05%	Apr-20492	2,855	2,859	2,651
	5.19%	May-2045	2,360	2,307	2,383

Schedule of Portfolio Investments

September 30, 2013 (Dollars in thousands; unaudited)

Ginnie Mae Securities (23.0% of net assets)
Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

5.21%	Mar-2053	49,774	49,848	54,080
5.34%	Jul-2040	18,000	17,710	19,479
5.55%	May-20492	10,335	10,338	9,416
5.58%	May-2031	20,950	21,075	21,387
		1,006,939	1,020,042	1,018,732
Total Ginnie Mae Securities		$ 1,044,909	$ 1,058,426	$1,060,301

Schedule of Portfolio Investments

September 30, 2013 (Dollars in thousands; unaudited)

Ginnie Mae Construction Securities (4.1% of net assets)

	Interest Rates3				Commitment
	Permanent	Construction	Maturity Date		Amount	Face Amount	Amortized Cost	Value

Multifamily1	2.32%	2.32%	Apr-2054		$ 23,500	$ 7,400	$ 8,109	$ 3,833
	2.35%	2.35%	Jan-2054		15,850	5,538	6,020	3,427
	2.87%	2.87%	Mar-2054		40,943	23,812	25,046	19,688
	3.20%	3.20%	Oct-2053		10,078	9,228	9,530	8,803
	3.40%	3.40%	Apr-2017	2	2,250	1,750	1,749	1,798
	3.95%	3.95%	Feb-2052	2	6,600	6,142	6,145	6,067
	4.15%	4.15%	Apr-2053		70,000	66,618	68,041	68,563
	4.75%	4.75%	Mar-2052	2	32,463	32,047	32,071	33,040
	5.10%	5.10%	Dec-2050	2	15,862	15,741	15,579	16,846
	5.25%	5.25%	Apr-2037	2	19,750	19,750	19,742	20,956
	3.85%	6.70%	Oct-2054		31,865	8,670	8,830	8,461
Total Ginnie Mae Construction Securities					$ 269,161	$ 196,696	$ 200,862	$ 191,482

Schedule of Portfolio Investments

September 30, 2013 (Dollars in thousands; unaudited)

Fannie Mae Securities (38.8% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Single Family	0.43% 4	Mar-2037	$ 1,266	$1,249	$1,262
	0.56% 4	Nov-2042	13,514	13,520	13,442
	0.58% 4	Apr-2037 - Oct-2042	20,802	20,812	20,666
	0.64% 4	Oct-2042	11,100	11,165	11,079
	0.68% 4	Dec-2040	46,087	45,691	46,117
	0.68% 4	Feb-2042- Jun-2042	30,643	30,675	30,666
	0.73% 4	Mar-2042	21,762	21,824	21,786
	0.78% 4	Mar-2042	10,219	10,224	10,265
	1.98% 4	Aug-2033	276	275	288
	2.04% 4	Nov-2033	4,445	4,448	4,622
	2.24% 4	May-2033	870	875	910
	2.30% 4	Sep-2035	1,179	1,175	1,242
	2.31% 4	Jul-2033	784	779	826
	2.32% 4	Aug-2033	2,998	2,992	3,164
	2.34% 4	Jul-2033 - Aug-2033	4,780	4,793	5,032
	2.41% 4	Apr-2034	2,463	2,545	2,611
	2.62% 4	Nov-2034	2,568	2,654	2,715
	3.00%	Apr-2042 - May-2043	76,617	79,117	74,942
	3.00%	Nov-2042	24,118	24,863	23,591
	3.50%	Mar-2026 - Nov-2042	117,150	122,660	119,936
	4.00%	Jun-2018 - Nov-2041	97,541	100,022	102,747
	4.50%	Mar-2015 - Sep-2040	45,818	46,437	48,950
	4.50%	Oct-2043	25,000	26,452	26,609
	5.00%	Sep-2016 - Apr-2041	57,828	60,160	62,344
	5.50%	Jul-2017 - Jun-2038	32,136	32,311	34,957
	6.00%	Apr-2016 - Nov-2037	16,411	16,523	18,014
	6.50%	Nov-2016 - Jul-2036	4,069	4,166	4,515
	7.00%	Nov-2013 - May-2032	2,126	2,132	2,440
	7.50%	Nov-2016 - Sep-2031	687	669	790
	8.00%	Apr-2030 - May-2031	88	90	96
	8.50%	Mar-2015 - Apr-2031	141	142	158
	9.00%	Jan-2024 - May-2025	116	116	139
			675,602	691,556	696,921

Multifamily1	2.21%	Dec-2022	33,499	33,563	31,548
	2.21%	Dec-2022	25,423	25,472	23,943
	2.24%	Dec-2022	33,200	33,263	31,310
	2.26%	Nov-2022	6,880	6,943	6,509
	2.84%	Mar-2022	3,831	3,881	3,864
	2.85%	Mar-2022	33,000	33,245	32,954
	2.99%	Jun-2025	2,750	2,776	2,615
	3.54%	Oct-2021	7,593	7,673	8,012
	3.66%	Jul-2021	124,873	125,185	132,999
	4.00%	Sep-2021	16,070	16,109	17,380
	4.03%	Oct-2021	7,310	7,331	7,888
	4.05% 4	Jun-2020	3,660	3,667	3,650
	4.06%	Oct-2025	25,830	26,032	26,530
	4.15%	Jun-2021	9,405	9,447	10,218
	4.22%	Jul-2018	2,403	2,377	2,575
	4.25%	May-2021	4,365	4,372	4,757
	4.27%	Nov-2019	6,164	6,167	6,747
	4.32%	Nov-2019	3,047	3,056	3,344
	4.33%	Nov-2019 - Mar-2021	6,179	6,202	6,748
	4.33%	Mar-2020	20,000	20,010	21,558
	4.38%	Apr-2020	10,467	10,529	11,475
	4.44%	May-2020	6,199	6,222	6,817
	4.49%	Jun-2021	1,002	1,020	1,102
	4.50%	Feb-2020	4,334	4,346	4,755
	4.52%	Nov-2019 - May-2021	7,350	7,441	8,074
	4.55%	Nov-2019	2,904	2,913	3,198
	4.56%	Jul-2019 - May-2021	8,621	8,662	9,517
	4.64%	Aug-2019	18,516	18,625	20,531
	4.66%	Jul-2021 - Sep-2033	7,563	7,617	7,714
	4.67%	Aug-2033	2,913	2,910	2,922
	4.68%	Jul-2019	13,437	13,436	14,920
	4.69%	Jan-2020 - Jun-2035	14,355	14,432	15,882
	4.71%	Mar-2021	6,007	6,124	6,636
	4.73%	Feb-2021	1,573	1,600	1,740
	4.80%	Jun-2019	2,198	2,200	2,444
	4.86%	May-2019	1,469	1,473	1,638
	4.89%	Nov-2019 - May-2021	2,776	2,858	3,085
	4.93%	Nov-2013	43,842	43,842	43,968
	4.94%	Apr-2019	3,500	3,509	3,905
	5.00%	Jun-2019	1,916	1,922	2,142
	5.02%	Jun-2019	831	835	930

Schedule of Portfolio Investments

September 30, 2013 (Dollars in thousands; unaudited)

Fannie Mae Securities (38.8% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
	5.04%	Jun-2019	1,894	1,909	2,122
	5.05%	Jun-2019 - Jul-2019	3,225	3,247	3,615
	5.08%	Apr-2021	40,000	40,003	43,862
	5.09%	Jun-2018	6,435	6,568	7,152
	5.11%	Jul-2019	885	892	994
	5.12%	Jul-2019	8,828	8,834	9,890
	5.13%	Jul-2019	900	899	1,009
	5.15%	Oct-2022	3,336	3,359	3,656
	5.16%	Jan-2018	5,214	5,175	5,631
	5.25%	Jan-2020	6,900	6,912	7,772
	5.29%	May-2022	5,312	5,312	5,912
	5.30%	Aug-2029	6,834	6,678	7,446
	5.34%	Apr-2016	6,038	6,038	6,430
	5.36%	Feb-2016	614	614	616
	5.37%	Jun-2017	1,391	1,429	1,525
	5.43%	Nov-2018	338	338	339
	5.45%	May-2033	2,865	2,880	3,164
	5.46%	Feb-2017	45,142	45,444	50,116
	5.47%	Aug-2024	8,379	8,449	9,329
	5.52%	Mar-2018	593	609	665
	5.53%	Apr-2017	62,060	62,062	69,168
	5.59%	May-2017	6,847	6,848	7,570
	5.60%	Feb-2018 - Jan-2024	11,249	11,250	12,596
	5.63%	Dec-2019	8,615	8,656	9,544
	5.69%	Jun-2041	4,901	5,060	5,377
	5.70%	Jun-2016	1,349	1,363	1,478
	5.75%	Jun-2041	2,375	2,463	2,618
	5.80%	Jun-2018	68,471	68,282	77,880
	5.86%	Dec-2016	165	165	178
	5.91%	Mar-2037	1,998	2,044	2,225
	5.92%	Dec-2016	144	145	155
	5.96%	Jan-2029	409	411	460
	6.03%	Jun-2017 - Jun-2036	5,364	5,483	5,936
	6.06%	Jul-2034	9,548	9,803	10,727
	6.11%	Aug-2017	6,593	6,638	7,478
	6.13%	Dec-2016	3,358	3,432	3,776
	6.14%	Sep-2033	293	309	331
	6.15%	Jul-2019	33,084	33,091	37,855
	6.15%	Jan-2032 - Oct-2032	7,126	7,173	7,911
	6.22%	Aug-2032	1,699	1,732	1,906
	6.23%	Sep-2034	1,393	1,448	1,582
	6.28%	Nov-2028	2,888	3,035	3,274
	6.35%	Aug-2032	10,372	10,414	11,640
	6.38%	Jul-2021	5,448	5,489	6,296
	6.39%	Apr-2019	916	921	1,022
	6.44%	Apr-2014	5,216	5,251	5,281
	6.52%	May-2029	5,206	5,584	5,926
	6.63%	Jun-2014 - Apr-2019	3,336	3,336	3,602
	6.80%	Jul-2016	343	343	371
	6.85%	Aug-2014	41,234	41,234	42,004
	7.01%	Apr-2031	3,118	3,124	3,464
	7.07%	Feb-2031	15,673	15,821	17,364
	7.18%	Aug-2016	222	222	242
	7.20%	Aug-2029	869	856	872
	7.26%	Dec-2018	7,506	7,707	8,250
	7.50%	Dec-2014	374	373	389
	7.75%	Dec-2024	1,587	1,587	1,695
	8.40%	Jul-2023	401	393	402
	8.50%	Nov-2019	2,634	2,805	3,126
	8.63%	Sep-2028	5,939	5,939	5,967
			1,042,701	1,047,168	1,117,727

TBA5	3.00%	Oct-2043	(25,000)	(24,090)	(24,430)
Total Fannie Mae Securities			$ 1,693,303	$ 1,714,634	$ 1,790,218

Schedule of Portfolio Investments

September 30, 2013 (Dollars in thousands; unaudited)

Freddie Mac Securities (12.6% of net assets)

				Commitment
	Interest Rate		Maturity Date	Amount	Face Amount	Amortized Cost	Value

Single Family	0.48%	4	Feb-2036	$ -	$ 4,764	$ 4,764	$ 4,778
	0.53%	4	Apr-2036 - Jan-2043	-	24,565	24,579	24,388
	0.58%	4	Aug-2043	-	10,246	10,237	10,192
	0.66%	4	Oct-2040	-	10,772	10,761	10,790
	0.68%	4	Oct-2040 - Nov-2040	-	39,519	39,361	39,560
	2.35%	4	Jun-2033	-	795	793	840
	2.45%	4	Oct-2033	-	1,977	1,957	2,090
	2.52%	4	Jul-2035	-	660	658	706
	3.00%		Aug-2042 - Jan-2043	-	121,844	125,828	118,727
	3.50%		Jan-2026 - Nov-2042	-	116,825	121,273	119,644
	4.00%		Nov-2013 - Jan-2041	-	64,991	66,859	68,272
	4.50%		Oct-1943 - Sep-2040	-	45,274	46,798	48,232
	5.00%		Jan-2019 - Mar-2041	-	54,890	56,774	58,700
	5.50%		Oct-2017 - Jul-2038	-	18,074	17,966	19,550
	6.00%		Mar-2014 - Feb-2038	-	13,800	14,020	15,245
	6.50%		Oct-2013 - Nov-2037	-	1,966	1,989	2,181
	7.00%		Feb-2014 - Mar-2030	-	114	106	131
	7.50%		Aug-2029 - Apr-2031	-	131	127	155
	8.00%		Jul-2015 - Feb-2030	-	53	50	64
	8.50%		Nov-2018 - Jan-2025	-	126	126	149
	9.00%		Mar-2025	-	98	98	121
				-	531,484	545,124	544,515

Multifamily1	5.38%		Dec-2028	-	20,000	20,004	21,490
	5.42%		Apr-2016	-	7,477	7,455	8,001
	5.65%		Apr-2016	-	4,994	5,002	5,418
				-	32,471	32,461	34,909

Forward Commitments1	2.95%		Aug-2017	2,585	-	(84)	54
Total Freddie Mac Securities				$ 2,585	$ 563,955	$ 577,501	$ 579,478

Schedule of Portfolio Investments

September 30, 2013 (Dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities1 (1.7% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Nomura	2.77%	Dec-2045	$ 10,000	$ 10,200	$ 9,366
Deutsche Bank	2.94%	Jan-2046	19,070	19,627	18,010
Nomura	3.19%	Mar-2046	20,000	20,556	19,198
JP Morgan	3.48%	Jun-2045	10,000	10,549	10,016
Deutsche Bank	5.00%	Nov-2046	18,990	19,509	21,067
Total Commercial Mortgage Backed Securities			$ 78,060	$ 80,441	$ 77,657

Schedule of Portfolio Investments

September 30, 2013 (Dollars in thousands; unaudited)

State Housing Finance Agency Securities (6.3% of net assets)

		Interest Rates4				Commitment
	Issuer	Permanent	Construction	Maturity Date		Amount	Face Amount	Amortized Cost	Value

Multifamily1
	MassHousing	-	3.05%	Dec-2013	6	7,865	7,865	7,855	7,859
	MassHousing	-	3.25%	Oct-2015	6	21,050	10,765	10,759	10,803
	MassHousing	-	3.45%	Oct-2017	6	52,543	7,975	7,707	7,924
	MassHousing	-	3.50%	Oct-2015	6	12,435	5,720	5,715	5,711
	MassHousing	-	3.83%	Apr-2015	6	5,000	5,000	4,982	5,001
	MassHousing	-	3.98%	Apr-2015	6	4,915	4,915	4,897	4,915
	MassHousing	-	4.30%	Jun-2015	6	34,700	34,700	34,615	34,710
	MassHousing	-	4.37%	Jun-2014	6	23,500	23,500	23,443	23,490
	MassHousing	4.00%	-	Dec-2028		-	5,000	5,103	4,566
	NYC Housing Development Corp	4.04%	-	Nov-2032		-	1,305	1,305	1,198
	MassHousing	4.13%	-	Dec-2036		-	5,000	5,000	4,479
	MassHousing	4.20%	-	Dec-2039		-	8,305	8,305	7,278
	NYC Housing Development Corp	4.25%	-	Nov-2025		-	1,150	1,150	1,170
	NYC Housing Development Corp	4.29%	-	Nov-2037		-	1,190	1,190	1,071
	NYC Housing Development Corp	4.40%	-	Nov-2024		-	4,120	4,120	4,288
	NYC Housing Development Corp	4.44%	-	Nov-2041		-	1,120	1,120	1,009
	NYC Housing Development Corp	4.49%	-	Nov-2044		-	1,000	1,000	897
	NYC Housing Development Corp	4.50%	-	Nov-2030		-	1,680	1,682	1,714
	MassHousing	4.50%	-	Dec-2056		-	45,000	45,000	40,321
	NYC Housing Development Corp	4.60%	-	Nov-2030		-	4,665	4,665	4,697
	NYC Housing Development Corp	4.70%	-	Nov-2035		-	1,685	1,685	1,646
	NYC Housing Development Corp	4.78%	-	Aug-2026		-	12,500	12,504	12,343
	NYC Housing Development Corp	4.80%	-	Nov-2040		-	2,860	2,862	2,798
	NYC Housing Development Corp	4.90%	-	Nov-2034 - Nov-2041		-	8,800	8,800	8,675
	NYC Housing Development Corp	4.95%	-	Nov-2039 - May-2047		-	13,680	13,682	13,766
	MassHousing	5.55%	-	Nov-2039		-	5,000	4,979	5,115
	MassHousing	5.69%	-	Nov-2018		-	4,830	4,833	5,366
	MassHousing	5.70%	-	Jun-2040		-	14,095	14,097	14,252
	NYC Housing Development Corp	5.92%	-	Dec-2037		-	6,205	6,208	6,273
	MassHousing	6.42%	-	Nov-2039		-	22,000	22,000	23,503
	MassHousing	6.50%	-	Dec-2039		-	725	729	723
	MassHousing	6.58%	-	Dec-2039		-	11,385	11,388	11,509
	MassHousing	6.70%	-	Jun-2040		-	11,485	11,485	11,482
Total State Housing Finance Agency Securities						$ 162,008	$ 295,225	$ 294,865	$ 290,552

Schedule of Portfolio Investments

September 30, 2013 (Dollars in thousands; unaudited)

Other Mutifamily Investments (2.0% of net assets)

	Interest Rates4			Commitment
Issuer	Permanent	Construction	Maturity Date	Amount	Face Amount	Amortized Cost	Value

Direct Loans1
Amalgamated Warbasse	2.40%	-	Mar-2015	$ 7,590	$ 7,590	$ 7,590	$ 7,583
Amalgamated Warbasse	2.40%	-	Mar-2015	81,410	48,372	48,371	48,296
Fifth Housing Company, Inc.	2.70%	-	May-2014	4,500	2,238	2,249	2,234
First Housing Company, Inc.	2.70%	-	May-2014	8,960	6,062	6,083	6,054
Fourth Housing Company, Inc.	2.70%	-	May-2014	9,630	5,500	5,523	5,492
Second Housing Company, Inc.	2.70%	-	May-2014	10,800	5,079	5,106	5,071
Third Housing Company, Inc.	2.70%	-	May-2014	15,110	6,688	6,725	6,676
				138,000	81,529	81,647	81,406

Privately Insured Construction/Permanent Mortgages1,7
IL Housing Development Authority	5.40%	5.40%	Mar-2047	9,000	8,505	8,510	7,823
IL Housing Development Authority	6.20%	-	Dec-2047	3,325	3,194	3,209	3,006
IL Housing Development Authority	6.40%	6.40%	Nov-2048	993	962	976	897
				13,318	12,661	12,695	11,726

Total Other Multifamily Investments				$ 151,318	$ 94,190	$ 94,342	$ 93,132

Schedule of Portfolio Investments

September 30, 2013 (Dollars in thousands; unaudited)

United States Treasury Securities (5.9% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

0.63%	Nov-2017	$ 20,000	$ 19,954	$ 19,591
0.75%	Dec-2017 - Feb-2018	30,000	29,901	29,466
0.88%	Jan-2018	45,000	45,024	44,410
1.38%	Jul-2018	15,000	14,876	15,026
1.63%	Nov-2022	10,000	9,967	9,258
2.00%	Nov-2021	30,000	30,184	29,324
2.13%	Aug-2021	35,000	35,160	34,713
3.13%	May-2021	40,000	41,845	42,750
3.75%	Aug-2041	45,000	49,174	45,737
Total United States Treasury Securities		$ 270,000	$ 276,085	$ 270,275

Total Fixed-Income Investments		$ 4,390,447	$ 4,451,303	$ 4,504,173

Schedule of Portfolio Investments

September 30, 2013 (Dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiary (0.0% of net assets)

			Amount of
	Number of	Face	Dividends
Issuer	Shares	Amount (Cost)	or Interest	Value

Building America CDE, Inc.8	1,000	$ 1	$ -	$ (110)
Total Equity Investment	1,000	$ 1	$ -	$ (110)

Schedule of Portfolio Investments

September 30, 2013 (Dollars in thousands; unaudited)

Short-Term Investments (4.3% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Blackrock Federal Funds 30	0.01%	October 1, 2013	$ 198,764	$ 198,764	$ 198,764
Total Short-Term Investments			$ 198,764	$ 198,764	$ 198,764

Total Investments			$ 4,589,212	$ 4,650,068	$4,702,827

Schedule of Portfolio Investments

September 30, 2013

Footnotes

1	Valued by the HIT's management in accordance with the fair value procedures adopted by the HIT's Board of Trustees.

2	Tax-exempt bonds collateralized by Ginnie Mae securities.

3	Construction interest rates are the rates charged to the borrower during the construction phase of the project.
The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

4	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

5	Represents to be announced (TBA) securities: the particular securities to be delivered are not identified at the trade date.
However, delivered securities must meet specified terms, including issuer, rate and mortgage term, and be within industry-
accepted "good delivery" standards. Until settlement, the HIT maintains cash reserves and liquid assets sufficient to settle its TBA commitments.

6	Securities exempt from registration under the Securities Act of 1933. The construction loan notes were privately placed directly by MassHousing (a not-for-profit public agency) with the HIT. The notes are for construction only and will mature on or prior to October 1, 2017. The notes are backed by mortgages and are general obligations of MassHousing, therefore secured by the full faith and credit of MassHousing. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervsion of the HIT's Board of Trustees.

7	Loans insured by Ambac Assurance Corporation, which are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

8	The HIT holds the shares of Building America CDE, Inc. (BACDE), a wholly owned subsidiary of the HIT. BACDE is a
Community Development Entity, certified by the Community Development Financial Institutions Fund of the U.S. Department
of Treasury, which can facilitate the generation of investments for the HIT or parties other than the HIT. The fair value of the
HIT's investment in BACDE approximates its carrying value.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited
As of September 30, 2013

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (the Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information.

Participation in the HIT is limited to eligible pension plans and  labor organizations, including health and welfare, annuity, general and other funds, that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States.

Investment Valuation
Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of the month. A description of the valuation techniques applied to the HIT’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Portfolio securities for which market quotations are readily available (U.S. Treasury securities, government-sponsored enterprise securities, single-family mortgage-backed securities, and state housing finance agency securities) are valued by independent pricing services, published prices, market quotes, and bids from dealers who make markets in such securities. For U.S. Treasury securities, pricing services generally base prices on actual transactions as well as dealer-supplied prices. For government-sponsored enterprise securities and single-family mortgage-backed securities, pricing services generally base prices on discounted cash flow models and examine reference data such as issue name, issue size, ratings, maturity, call type, spread/benchmark yields and conditional prepayment rates, as well as dealer-supplied prices. For state housing finance agency securities, pricing services generally base prices on trading spreads, new issue scales, verified bid information, and credit ratings.

Portfolio investments for which market quotations are not readily available (for example, multifamily mortgage-backed securities, and construction mortgage securities and loans) are valued at their fair value determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees using dealer quotes and discounted cash flow models. The respective cash flow models utilize inputs from matrix pricing which considers observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity and type. The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury note) adjusted for an appropriate risk premium. The risk premium reflects premiums in the marketplace over the yield on U.S. Treasury securities of comparable risk and average life to the security being valued as adjusted for other market considerations, such as significant market or security specific events, changes in interest rates, and credit quality. On investments for which the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment. The HIT has also retained an independent firm to determine the fair market value of securities for which market quotations are not readily available. In accordance with the procedures adopted by the HIT’s Board of Trustees, the monthly third-party valuation is reviewed by the HIT staff to determine whether valuation adjustments are appropriate based on any material impairments in value arising from specific facts and circumstances of the investment (e.g., prepayment speed). All such adjustments must be reviewed and reconciled with the independent valuation firm prior to incorporation in the NAV.

Commercial mortgage-backed securities are valued using dealer quotes in a discounted cash flow model and/or independent pricing services. Pricing services generally base prices on a single cash flow model, determine a benchmark yield, and utilize available trade information, dealer quotes and market color.

Real estate mortgage conduits are valued using a dealer quote and/or independent pricing services. Pricing services generally base prices on a single cash flow model, determine a benchmark yield, and utilize available trade information, dealer quotes, market color, and prepayment speed.

The HIT holds the shares of Building America CDE, Inc. (BACDE), a wholly owned subsidiary of the HIT. The shares of BACDE are valued at their fair value, determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees, which approximates BACDE’s carrying value.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT’s valuation levels as of September 30, 2013:

Investment Securities: ($ in thousands)	Level 1	Level 2	Level 3	Total
FHA Permanent Securities	$ -	$ 151,063	$ 15	$ 151,078
Ginnie Mae Securities	-	1,060,301	-	1,060,301
Ginnie Mae Construction Securities	-	191,482	-	191,482
Fannie Mae Securities	-	1,814,648	-	1,814,648
Freddie Mac Securities	-	579,424	-	579,424
Commercial Mortgage-Backed Securities	-	77,657	-	77,657
State Housing Finance Agency Securities	-	290,552	-	290,552
Other Multifamily Investments	-	11,725	81,407	93,132
United States Treasury Securities	-	270,275	-	270,275
Equity Investments	-	-	(110)	(110)
Short-Term Investments	198,764	-	-	198,764
Other Financial Instruments*	-	(24,376)	-	(24,376)
Total Investment	$ 198,764	$ 4,422,751	$ 81,312	$ 4,702,827

*Other financial instruments include forward commitments, TBA and when-issued securities.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended September 30, 2013.

	Investments in Securities ($ in thousands)
	FHA Permanent	Other Multifamily Investments	Equity Investments	Total
Beginning balance,12/31/2012	$17	$ -	$ (68)	$ (51)
Transfers into Level 3(a)	-	81,407	-	81,407
Total Unrealized Gain(Loss)(b)	-	-	(42)	(42)
Amortization/Accretion	(2)	-	-	(2)
Ending balance, 9/30/2013	$15	$81,407	$(110)	$81,312

(a) Transferred from Level 2 to Level 3 because management determined that there was a lack of observable market data for direct loans.
(b) Net change in unrealized loss attributable to Level 3 securities held at September 30, 2013, totaled $(42,000) and is included in the Statement of Operations.

Level 3 investments in securities are not considered a significant portion of the HIT’s portfolio.

Federal Income Taxes
At September 30, 2013, the cost of investments for federal income tax purposes approximated book cost at amortized cost of $4,650,068,000.  Net unrealized gains aggregated $52,759,000 at period-end, of which $141,506,000 related to appreciated investments and $88,747,000 related to depreciated investments.

Item 2.  Controls and Procedures.

(a)
The AFL-CIO Housing Investment Trust’s (“Trust”) Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the design and operation of the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) are generally effective to provide reasonable assurance that information required to be disclosed by the Trust in this report is recorded, processed, summarized and reported within the time periods specified in the Securities Exchange Commission’s rules and forms, based on their evaluation of the effectiveness of the design and operation of such controls and procedures within 90 days of the filing of this report.

(b)
There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Trust’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By:  /s/ Stephen Coyle
       Name: Stephen Coyle
       Title: Chief Executive Officer

Date:   November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Stephen Coyle
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date: November 26, 2013

/s/ Erica Khatchadourian
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)
Date: November 26, 2013